Receivables, Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

(in millions)	December 31, 2024	December 31, 2023
Current:
Trade receivables, other than related parties(1)	$906	$1,002
Other receivables	307	255
Unbilled accounts receivable(2)	38	33
Receivables from government grants	133	66
Receivables from related parties (Note 28. Related Party Disclosures)	9	12
Other current financial assets	13	52
Total	$1,406	$1,420
Non-current:
Advances to suppliers(3)	180	213
Receivables from government grants	124	106
Other	47	24
Total	$351	$343
(1)The Company’s trade receivables, other than related parties, are all classified as current and are expected to be collected within one year. The Company’s provision for sales returns was not material for either of the years ended December 31, 2024 and 2023. See the table below for the aging of the Company’s trade receivables, other than related parties.
(2)Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or upon shipment of products or rendering services.
(3)Primarily represents advances to suppliers to offset against future purchases.

Schedule of Unbilled Accounts Receivables
The following table presents the activity in unbilled accounts receivable:

(in millions)	December 31, 2024	December 31, 2023
Beginning balance	$33	$24
Revenue recognized during the year	118	101
Amounts invoiced	(113)	(92)
Ending balance	$38	$33
The following table presents the aging of accounts receivable:

(in millions)	December 31, 2024	December 31, 2023
Receivables neither past due nor impaired	$850	$880
Less than 30 days	49	114
31 to 60 days	—	4
61 to 90 days	—	4
91 to 120 days	7	—
Total	$906	$1,002